Supplemental information on oil and gas producing activities - Costs incurred in oil and gas exploration and developed activities (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental information on oil and gas producing activities (unaudited)
Acquisition of proved properties	[1]	$ 0	$ 507,907	$ 2,668,960
Acquisition of unproved properties	[2]	0	1,274,660	261,231
Exploration costs		1,793,549	1,340,898	640,556
Development costs		11,264,075	7,367,020	8,084,283
Total costs incurred		$ 13,057,624	$ 10,490,485	$ 11,655,030

[1]	For 2020, it corresponds mainly to the acquisition of the entire participation in the Guajira Association (43% of the association contract) by Hocol and its position as operator. In July 2019, Ecopetrol and Occidental Petroleum Corp. (OXY) entered into a Joint Operation contract in order to execute a joint plan for the development of unconventional drilling in the Permian Basin in the state of Texas (USA).
[2]	During 2020, Ecopetrol through its subsidiary Ecopetrol Óleo e Gás do Brasil Ltda acquired 30% of the interests, rights and obligations in two areas that correspond to the BM-S-54 Concession Agrement and the Sul de Gato do Mato Shared Production Contract, located offshore in Santos basin of Brazil, in the discovery of hydrocarbons called "Gato do Mato". Additionally, Ecopetrol Óleo e Gás do Brasil Ltda has recognized the billing related to activities of drilling during the year. On July 17, 2020, the Ministry of Mines and Energy of Brazil authorized the transfer of 10% of the Saturn block for USD$85 million, located in the Santos basin, to Ecopetrol Óleo e Gás do Brasil, this percentage of which Shell Brasil Petróleo Ltda and Chevron Brasil Óleo e Gas Ltda. were equal holders. In the new shareholding structure, Ecopetrol retains 10% of the interests of the block, while Shell (operator) and Chevron each retain 45% of the total.